Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31, (Amount in Thousands)
	2016	2017	2017
	RMB	RMB	US$
Leasehold improvements	138,813	150,388	23,114
Furniture, fixtures and equipment	85,469	106,061	16,301
Motor vehicles	49,940	83,309	12,804
Software	64,018	75,306	11,574
Property	—	53,266	8,188
	338,240	468,330	71,981
Accumulated depreciation	(129,856)	(191,385)	(29,415)
	208,384	276,945	42,566
Construction in progress	35,106	26,404	4,058
Property and equipment, net	243,490	303,349	46,624